SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Stock Option Activity [Table Text Block]
				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise price	average fair	contractual life
	options	($Cdn)	value ($Cdn)	(in years)
Opening Balance, January 1, 2013	1,825,000	0.90	0.85
Forfeited	(400,000)	0.88	0.70
Closing Balance, December 31, 2013	1,425,000	0.90	0.89	2.13
Granted	1,680,000	0.15	0.06
Forfeited	(675,000)	0.75	0.92
Closing Balance, December 31, 2014	2,430,000	0.42	0.31	3.40
Expired	(300,000)	0.75	1.30
Closing Balance, December 31, 2015	2,130,000	0.38	0.17	2.85

December 31, 2015
Vested	1,722,500	0.43	0.19	2.72
Unvested	407,500	0.15	0.06	3.39

December 31, 2014
Vested	1,207,500	0.70	0.56	2.39
Unvested	1,222,500	0.15	0.06	4.39

Schedule of Share Purchase Warrants [Table Text Block]
					Remaining
	Number of	$	U.S. Exercice	Exercise period	contractual life
Issue Date	shares issuable		price	(months)	(months)
January 29, 2014 (1)	7,500,000		$0.063	24	1
February 20, 2014 (2)	1,000,000		$0.090	24	2
August 27, 2014 (3)	1,500,000		$0.070	24	8
May 6, 2015 (4)	7,500,000		$0.083	24	16
	17,500,000

Schedule of Derivative Financial Instruments Activity [Table Text Block]
				Fair Value at		Fair Value at
	Number of	Fair value on	Gain/loss on	December 31,	Gain/loss on	December 31,
Issue date	warrants	issuance	derivatives	2014	derivatives	2015
January 29, 2014	7,500,000	$381,334	(25,759)	$355,575	(355,575)	$-
February 20, 2014	1,000,000	$53,790	(15,172)	$38,618	(38,618)	$-
August 27, 2014	1,500,000	$74,313	15,033	$89,345	(88,001)	$1,344
October 03, 2014	2,500,000	$132,804	(106,297)	$26,507	(26,507)	$-
May 06, 2015	7,500,000	$256,680	-	$-	(247,161)	$9,519
	20,000,000	$898,921	(132,195)	$510,045	(755,862)	$10,863